UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: June 30, 2009"
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Moon Capital Management LP
Address: 499 Park Avenue
"New York, NY 10022"

13F File Number: 028-12266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: John W. Moon
"Title: Managing Member of JWM Capital, LLC its general partner"
Phone: 212-652-4500

"Signature, Place, and Date of Signing:"

"John W. Moon New York, NY 8/14/09"

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 30

"Form 13F Information Table Value Total: $105,930"


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this report
"is filed, other than the manager filing this report."

No.	Form 13F File Number	Name
1	028-12268                  	JWM Capital LLC
2	028-12267                   	John W. Moon

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FORM 13F INFORMATION TABLE

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
                                 	Title 	    	 Value 	SH / 	PUT /	        	Investment	Other	Voting Authority
Name of Issuer 	of class	CUSIP	 (x $'000) 	PRN	CALL	QTY	Discretion	Managers	Sole	Shared	None
ALCATEL-LUCENT	SPON ADR	13904305	"1,240"			"500,000"	DEFINED	"1,2"	"500,000"
BORGWARNER INC	COM	99724106	"2,229"			"65,276"	DEFINED	"1,2"	"65,276"
CELLCOM ISRAEL LTD	SHS	M2196U109	"6,444"			"242,533"	DEFINED	"1,2"	"242,533"
CHINA PETROLEUM & CH	SPON ADR H SHS	16941R108	"9,892"			"130,400"	DEFINED	"1,2"	"130,400"
CNOOC LTD	SPON ADR	126132109	"2,374"			"19,300"	DEFINED	"1,2"	"19,300"
COOPER TIRE & RUBBER	COM	216831107	"1,853"			"186,816"	DEFINED	"1,2"	"186,816"
ERICSSON	ADR B SEK 10	294821608	"2,194"			"224,300"	DEFINED	"1,2"	"224,300"
FOMENTO ECONOMICO ME	SPON ADR UNITS	344419106	"1,644"			"51,000"	DEFINED	"1,2"	"51,000"
GOL LINHAS AEREAS IN	SP ADR REP PFD	38045R107	"3,997"			"705,020"	DEFINED	"1,2"	"705,020"
GRAVITY CO LTD	SPON ADR	38911N107	"2,138"			"1,943,864"	DEFINED	"1,2"	"1,943,864"
GRUPO TELEVISA SA	SP ADR REP ORD	40049J206	415			"24,430"	DEFINED	"1,2"	"24,430"
HERTZ GLOBAL HOLDING	COM	42805T105	"1,199"			"150,000"	DEFINED	"1,2"	"150,000"
HUANENG POWER INTERN	SPON ADR H SHS	443304100	"1,013"			"36,100"	DEFINED	"1,2"	"36,100"
JOHNSON CONTROLS INC	COM	478366107	"7,384"			"339,950"	DEFINED	"1,2"	"339,950"
LAM RESEARCH CORP	COM	512807108	"2,210"			"85,000"	DEFINED	"1,2"	"85,000"
MICRON TECHNOLOGY IN	COM	595112103	"5,255"			"1,038,468"	DEFINED	"1,2"	"1,038,468"
MICROSOFT CORP	COM	594918104	"3,566"			"150,000"	DEFINED	"1,2"	"150,000"
NOKIA OYJ	SPON ADR	654902204	"1,458"			"100,000"	DEFINED	"1,2"	"100,000"
PARTNER COMMUNICATIO	ADR	70211M109	"1,829"			"107,000"	DEFINED	"1,2"	"107,000"
RENESOLA LTD	SPONS ADR	75971T103	"1,105"			"196,200"	DEFINED	"1,2"	"196,200"
SANDISK CORP	COM	80004C101	"3,664"			"249,218"	DEFINED	"1,2"	"249,218"
SOHU.COM INC	COM	83408W103	"1,307"			"20,800"	DEFINED	"1,2"	"20,800"
SPDR GOLD TRUST	GOLD SHS	78463V107	"19,812"			"217,282"	DEFINED	"1,2"	"217,282"
SYNAPTICS INC	COM	87157D109	"2,606"			"67,416"	DEFINED	"1,2"	"67,416"
TAM TRANSPORT AEREOS	SP ADR REP PFD	87484D103	"7,779"			"747,222"	DEFINED	"1,2"	"747,222"
TIM PARTICIPACOES SA	SPON ADR PFD	88706P106	"2,782"			"159,598"	DEFINED	"1,2"	"159,598"
TRINA SOLAR LTD	SPONS ADR	89628E104	"1,399"			"54,600"	DEFINED	"1,2"	"54,600"
TURKCELL ILETISIM HI	SPON ADR NEW	900111204	"1,816"			"131,000"	DEFINED	"1,2"	"131,000"
VIVO PARTICIPACOES S	SPON ADR PFD NEW	92855S200	"3,125"			"165,000"	DEFINED	"1,2"	"165,000"
YINGLI GREEN ENERGY	ADR	98584B103	"2,201"			"162,400"	DEFINED	"1,2"	"162,400"


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